Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Intangible Assets

The following table summarizes the activity of intangible assets for the first fiscal quarter ended December 31, 2014:

	December 31, 2014	September 30, 2014
Other intangible assets:
Patent license agreement	$4,550,000	$4,550,000
Royalty agreements	16,620,565	16,620,565
Technology	5,961,110	6,190,083
Customer relationships	1,860,000	1,860,000
Trade name	282,433	291,486
Other	50,386	50,386
Total intangible assets	29,324,494	29,562,520
Accumulated amortization	(3,389,500)	(2,818,894)
Intangible assets, net of accumulated amortization	$25,934,994	$26,743,626

The intangible assets summarized above were purchased on various dates from January 2010 through December 2014. The assets have useful lives ranging from three to ten years. Amortization expense for the three months ended December 31, 2014 and 2013 was $470,993 and $221,632, respectively.

The following table summarizes the activity of intangible assets for the years ended September 30, 2014 and 2013, respectively:

2014	Weighted Average Useful Life (yrs)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Patent & royalty agreements	7.99	$21,170,565	$(2,405,668)	$18,764,897
Developed technology	8.97	6,190,083	(318,054)	5,872,029
Customer relationships	7.7	1,860,000	(81,447)	1,778,553
Trade name	9.64	291,486	(13,725)	277,761
Website	3	50,386	-	50,386
Total		29,562,520	(2,818,894)	26,743,626

2013	Weighted Average Useful Life (yrs)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Patent & royalty agreements	5.86	$16,670,567	$(1,256,647)	$15,413,920
Total		16,670,567	(1,256,647)	15,413,920

The intangible assets summarized above were purchased on various dates from January 2010 through June 2014. The assets have useful lives ranging from six to ten years. Amortization expense for the years ended September 30, 2014 and 2013 was $1,563,416 and $929,108, respectively.

The following table summarizes the future maturities of amortization of intangible assets as of September 30, 2014:

Fiscal Year
2015	2,352,735
2016	2,352,735
2017	2,352,735
2018	2,388,505
2019	2,332,236
Thereafter	14,964,680
Total	26,743,626

Goodwill – During the year ended September 30, 2014, the Company recognized goodwill as a result of acquisitions discussed in the Acquisitions footnote. In accordance with accounting principles generally accepted in the United States of America the Company does not amortize goodwill. These principles require the Company to periodically perform tests for goodwill impairment, at least annually, or sooner if evidence of possible impairment arises. The Company evaluated the goodwill for impairment as of September 30, 2014. Based on the evaluation made, the Company concluded that no impairment of goodwill was necessary.

Goodwill, as of September 30 consisted of the following:

	September 30,
	2014	2013
Balance - beginning of year	$-	$-
Additions resulting from acquisitions:
Acquisition of GPS Global Tracking & Surveillance, Ltd.	3,381,000	-
Acquisition of Emerge Monitoring, Inc.	3,381,754	-
Foreign currency translation adjustment	(185,145)
Balance - end of year	6,577,609	-